As filed with the Securities and Exchange Commission on September 9, 2016

Securities Act File No. 333-205788
Investment Company Act File No. 811-23077

United States Securities and Exchange Commission

Washington, D.C. 20549

FORM N-2

Registration Statement Under the Securities Act of 1933	☒

Pre-Effective Amendment No. 6	☒

Post-Effective Amendment No.	☐
and/or
Registration Statement Under the Investment Company Act of 1940	☒

Amendment No. 6	☒

VANECK COASTLAND ONLINE FINANCE FUND

(Exact Name of Registrant as Specified in its Charter)

666 Third Avenue, 9th Floor

New York, New York 10017
(Address of Principal Executive Offices)
(212) 293-2000
Registrant’s Telephone Number

Jonathan R. Simon, Esq.
Senior Vice President and General Counsel
Van Eck Associates Corporation
666 Third Avenue, 9th Floor

New York, New York 10017
(Name and Address of Agent for Service)

Copy to: Stuart M. Strauss, Esq. Allison M. Fumai, Esq. Dechert LLP 1095 Avenue of the Americas New York, New York 10036

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this registration statement.

If any of the securities being registered on this form are offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than the securities being offered in connection with the dividend reinvestment plan, check the following box. ☐

It is proposed that this filing will become effective (check appropriate box)

☐	When declared effective pursuant to section 8(c)

Calculation of Registration Fee Under the Securities Act of 1933

Title of Securities Being Registered	Amount Being Registered(2)	Proposed Maximum Offering Price Per Unit (1)	Proposed Maximum Aggregate Offering Price (1)	Amount of Registration Fee (3)
Common Shares, $0.001 par value	100,000	$10.00	$1,000,000	$100.70

(1) Estimated solely for the purpose of determining the registration fee.

(2) Includes shares that may be offered to the Underwriters pursuant to an option to cover over-allotments.

(3) $116.20 of which has been previously paid.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such dates as the Commission, acting pursuant to said Section 8(a), may determine.

EXPLANATORY NOTE

This Pre-Effective Amendment No. 6 to the Registration Statement on Form N-2 (File No. 811-23077) of VanEck Coastland Online Finance Fund (as amended, supplemented or modified, the “Registration Statement”) is being filed solely for the purpose of filing Exhibits (e), (g)(1), (g)(2), (j)(1), (j)(2), (k)(1), (k)(2), (k)(3), (l)(1), (p), (r)(1), (r)(2) and (r)(3) to the Registration Statement.  Accordingly, this Pre-Effective Amendment No. 6 consists only of the facing page, this explanatory note, Part C of the Registration Statement, the signature page to the Registration Statement and the filed exhibits. This Pre-Effective Amendment No. 6 does not modify any other part of the Registration Statement. The prospectus and financial statements are unchanged and have been omitted.

PART C—OTHER INFORMATION

Item 25. Financial Statements and Exhibits

1.	Financial Statements.

Registrant has not conducted any business as of the date of this filing, other than in connection with its organization. Financial Statements indicating that the Registrant has met the net worth requirements of Section 14(a) of the Investment Company Act of 1940, as amended (“1940 Act”) will be filed by Pre-Effective Amendment to the Registration Statement.

2.	Exhibits:

a.	Charter.

1.	Certificate of Trust.*

2.	Certificate of Amendment to the Certificate of Trust.*

3.	Certificate of Amendment to the Certificate of Trust. **

4.	Certificate of Amendment to the Certificate of Trust. ***

5.	Certificate of Amendment to the Certificate of Trust. ****

6.	Amended and Restated Agreement and Declaration of Trust. ****

b.	Amended and Restated Bylaws of the Trust. ****

c.	Not applicable.

d.	Not applicable.

e.	Terms and Conditions of the Amended and Restated Dividend Reinvestment Plan — Filed herewith.

f.	Not applicable.

g.	Investment Advisory Contracts.

1.	Form of Investment Management Agreement between Registrant and Van Eck Associates Corporation — Filed herewith.

2.	Form of Subadvisory Agreement between Van Eck Associates Corporation and Coastland Capital LLC — Filed herewith.

h.	Distribution Agreements.

1.	Form of Underwriting Agreement.*****

2.	Form of Structuring Fee Agreement.*****

3.	Form of Master Selected Dealers Agreement.*****

4.	Form of Master Agreement Among Underwriters.*****

i.	Not applicable.

j.	Custody Agreements.

1.	Form of Custody Agreement between Registrant and U.S. Bank National Association — Filed herewith.

2.	Form of Custody Agreement between Registrant and Millennium Trust Company, LLC — Filed herewith.

k.	Other Material Contracts.

1.	Form of Transfer Agent Servicing Agreement — Filed herewith.

2.	Form of Fund Accounting Servicing Agreement — Filed herewith.

3.	Form of Trust Sub-Administration Servicing Agreement — Filed herewith.

l.	Opinions of Counsel.

1.	Opinion and Consent of Dechert LLP — Filed herewith.

2.	Form of Opinion of Dechert LLP (as to tax matters). ****

m.	Not applicable.

n.	Consent of Independent Registered Public Accounting Firm.*****

o.	Not applicable.

p.	Form of Subscription Agreement — Filed herewith.

q.	Not applicable.

r.	Codes of Ethics.

1.	Code of Ethics of the Registrant — Filed herewith.

2.	Code of Ethics of Van Eck Associates Corporation — Filed herewith.

3.	Code of Ethics of Coastland Capital LLC — Filed herewith.

s.	Powers of Attorney.***

*	Incorporated by reference to the Registrant’s Registration Statement filed on July 21, 2015.
**	Incorporated by reference to the Registrant’s Registration Statement filed on September 18, 2015.
***	Incorporated by reference to the Registrant’s Registration Statement filed on February 12, 2016.
****	Incorporated by reference to the Registrant’s Registration Statement filed on July 5, 2016.
*****	To be filed by amendment.

Item 26. Marketing Arrangements

[To be provided by amendment.]

Item 27. Other Expenses of Issuance and Distribution

Securities and Exchange Commission Fees	$116.20
Financial Industry Regulatory Authority, Inc. Fees	$ *
Printing and Engraving Expenses	$ *
Legal Fees	$ *
Listing Fees	$ *
Accounting Expenses	$ *
Blue Sky Filing Fees and Expenses	$ *
Miscellaneous Expenses	$ *
Total	$ *

*	To be completed by amendment.

Item 28. Persons Controlled By or Under Common Control with Registrant

None.

Item 29. Number of Holders of Securities

At __________, 2016:

Title of Class	Number of Record Holders
Common Shares, $0.01 par value	*

*	To be completed by amendment.

Item 30. Indemnification

Article VII of Registrant’s Amended and Restated Agreement and Declaration of Trust (“Declaration of Trust”) states as follows:

Section 3.           Indemnification

(a)          The Registrant hereby agrees to indemnify each person who at any time serves as a Trustee or officer of the Registrant (including persons who serve at the Registrant’s request as directors, officers or trustees of another organization in which the Registrant has any interest as a shareholder, creditor or otherwise) (each such person being an “indemnitee”) against any liabilities and expenses, including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and reasonable counsel fees reasonably incurred by such indemnitee in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or investigative body in which he may be or may have been involved as a party or otherwise or with which he may be or may have been threatened, while acting in any capacity set forth in Article VII of the Declaration of Trust by reason of his having acted in any such capacity, except with respect to any matter as to which he shall not have acted in good faith in the reasonable belief that his action was in the best interest of the Registrant or, in the case of any criminal proceeding, as to which he shall have had reasonable cause to believe that the conduct was unlawful, provided, however, that no indemnitee shall be indemnified hereunder against any liability to any person or any expense of such indemnitee arising by reason of (i) willful misfeasance, (ii) bad faith, (iii) gross negligence, or (iv) reckless disregard of the duties involved in the conduct of his position. Notwithstanding the foregoing, with respect to any action, suit or other proceeding voluntarily prosecuted by any indemnitee as plaintiff, indemnification shall be mandatory only if the prosecution of such action, suit or other proceeding by such indemnitee (1) was authorized by a majority of the Trustees or (2) was instituted by the indemnitee to enforce his or her rights to indemnification hereunder in a case in which the indemnitee is found to be entitled to such indemnification. The rights to indemnification set forth in the Declaration of Trust shall continue as to a person who has ceased to be a Trustee or officer of the Registrant and shall inure to the benefit of his or her heirs, executors and personal and legal representatives. No amendment or restatement of this Declaration or repeal of any of its provisions shall limit or eliminate any of the benefits provided to any person who at any time is or was a Trustee or officer of the Registrant or otherwise entitled to indemnification hereunder in respect of any act or omission that occurred prior to such amendment, restatement or repeal.

(b)          Notwithstanding the foregoing, no indemnification shall be made hereunder unless there has been a determination (i) by a final decision on the merits by a court or other body of competent jurisdiction before whom the issue of entitlement to indemnification hereunder was brought that such indemnitee is entitled to indemnification hereunder or, (ii) in the absence of such a decision, by (1) a majority vote of a quorum of those Trustees who are neither “Interested Persons” of the Registrant nor parties to the proceeding (“Disinterested Non-Party Trustees”), that the indemnitee is entitled to indemnification hereunder, or (2) if such quorum is not obtainable or even if obtainable, if such majority so directs, independent legal counsel in a written opinion concludes that the indemnitee should be entitled to indemnification hereunder. All determinations to make advance payments in connection with the expense of defending any proceeding shall be authorized and made in accordance with the immediately succeeding paragraph (c) below.

(c)          The Registrant shall make advance payments in connection with the expenses of defending any action with respect to which indemnification might be sought hereunder if the Registrant receives a written affirmation by the indemnitee of the indemnitee’s good faith belief that the standards of conduct necessary for indemnification have been met and a written undertaking to reimburse the Registrant unless it is subsequently determined that the indemnitee is entitled to such indemnification and if a majority of the Trustees determine that the applicable standards of conduct necessary for indemnification appear to have been met. In addition, at least one of the following conditions must be met: (i) the indemnitee shall provide adequate security for his undertaking, (ii) the Registrant shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the Disinterested Non-Party Trustees, or if a majority vote of such quorum so direct, independent legal counsel in a written opinion, shall conclude, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is substantial reason to believe that the indemnitee ultimately will be found entitled to indemnification.

(d)          The rights accruing to any indemnitee under these provisions shall not exclude any other right which any person may have or hereafter acquire under the Declaration of Trust, the By-Laws of the Registrant, any statute, agreement, or vote of Common Shareholders or Trustees who are not “interested persons” (as defined in Section 2(a)(19) of the 1940 Act) or any other right to which he or she may be lawfully entitled.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the SEC, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of Investment Adviser

See “Investment Advisory and Other Services” in the Statement of Additional Information. Information as to the directors and officers of the Adviser and the Sub-Adviser is included in their Form ADV filed with the SEC and is incorporated by reference thereto.

Item 32. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules thereunder will be maintained at the offices of [the Custodian, Adviser and Sub-Adviser].

Item 33. Management Services

Not applicable.

Item 34. Undertakings

1.	Registrant undertakes to suspend the offering of its shares until it amends its prospectus if (1) subsequent to the effective date of its Registration Statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of the Registration Statement, or (2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

2.	Not applicable.

3.	Not applicable.

4.	Not applicable.

5.	The Registrant undertakes that:

a.	For purposes of determining any liability under the Securities Act of 1933, the information omitted from the form of prospectus filed as part of a registration statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant under Rule 497(h) under the Securities Act of 1933 shall be deemed to be part of the Registration Statement as of the time it was declared effective; and

b.	For the purpose of determining any liability under the Securities Act of 1933, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

6.	The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Pre-Effective Amendment No. 6 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York in the State of New York, on the 9th day of September, 2016.

VANECK COASTLAND ONLINE FINANCE FUND

By:	/s/ Jan F. van Eck
Jan F. van Eck
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ David H. Chow*	Trustee	September 9, 2016
David H. Chow

/s/ William F. Cruger, Jr.*	Trustee	September 9, 2016
William F. Cruger, Jr.

/s/ R. Alastair Short*	Trustee	September 9, 2016
R. Alastair Short

/s/ Peter J. Sidebottom*	Trustee	September 9, 2016
Peter J. Sidebottom

/s/ Richard D. Stamberger*	Trustee	September 9, 2016
Richard D. Stamberger

/s/ William A. Ullman*	Trustee	September 9, 2016
William A. Ullman

/s/ Jan F. van Eck	President and Chief Executive Officer	September 9, 2016
Jan F. van Eck

/s/ John J. Crimmins	Treasurer, Chief Financial Officer and	September 9, 2016
John J. Crimmins	Principal Accounting Officer

*By:	/s/ Jonathan R. Simon
Jonathan R. Simon
Attorney in Fact